Accrued and Other Liabilities - Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Vessel operating and voyage expenses	$ 966,673	$ 637,355
Administrative expenses	135,489	273,846
Total	$ 1,102,162	$ 911,201